UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6471
Van Kampen Trust For Investment Grade Municipals

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 7/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 181.9%
	Alabama 1.6%
$3,660	Alabama St Brd Ed Rev & Impt Southn Univ St Cmnty Rfdg (NATL Insd)	5.250%	07/01/20	$3,827,481
3,225	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000	06/01/39	3,112,480
2,000	Healthcare Auth for Baptist Hlth AL, Ser A (b)	6.125	11/15/36	2,037,560
2,525	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,660,516

				10,638,037

	Alaska 0.7%
1,575	Matanuska-Susitna Boro, AK Ctf Partn Pub Safety Bldg Lease (FSA Insd)	5.750	03/01/16	1,612,942
5,300	Northern Tob Sec Corp Rev Bkd, Ser A	5.000	06/01/46	2,899,471

				4,512,413

	Arizona 4.8%
2,560	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	2,771,302
3,835	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	4,126,096
5,075	Glendale, AZ Indl Dev Auth John C Lincoln Hlth Rfdg, Ser B	5.000	12/01/37	4,190,681
3,000	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	2,707,410

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$3,330	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000%	07/01/38	$3,427,736
1,825	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)	5.500	05/01/29	1,841,954
900	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)	5.500	06/01/34	918,387
1,035	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)	5.750	06/01/34	1,046,437
3,400	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	2,479,654
3,145	Salt River Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	3,306,433
6,340	University of AZ Med Ctr Corp	5.000	07/01/35	5,286,482

				32,102,572

	California 18.7%
1,300	Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj, Ser C (FSA Insd)	6.000	09/01/16	1,447,251
4,500	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1	5.000	04/01/39	4,370,985
1,500	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.000	04/01/39	1,457,010
1,250	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	459,250
1,000	California Cnty, CA Tob Agy Tob Sec Sonoma Cnty Corp Rfdg	5.250	06/01/45	552,970

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,500	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000%	07/01/34	$1,469,535
3,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	2,621,850
2,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	1,660,810
7,300	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (a)	4.800	08/01/36	5,468,430
4,800	California Hsg Fin Agy Rev Home Mortgage, Ser K (AMT) (a)	5.300	08/01/23	4,395,432
5,500	California Hsg Fin Agy Rev Home Mortgage, Ser K (AMT) (a)	5.450	08/01/28	4,853,255
1,500	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	1,303,170
695	California St (AMBAC Insd)	5.125	10/01/27	694,937
990	California St Dept Wtr Res Cent VY Proj Rev Bal Wtr Sys, Ser X (NATL Insd) (Prerefunded @ 12/01/12)	5.000	12/01/29	1,007,860
10	California St Dept Wtr Res Cent VY Proj Rev Wtr Sys, Ser X (NATL Insd) (Prerefunded @ 12/01/12)	5.000	12/01/29	11,354
1,500	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/25	1,592,265
1,500	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/26	1,604,970
875	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/27	921,546

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,175	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000%	12/01/28	$1,261,833
1,500	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/29	1,558,515
5,000	California St Univ Rev & Co Systemwide, Ser A (AMBAC Insd)	5.000	11/01/33	4,849,250
1,800	California St Var Purp	5.750	04/01/31	1,850,904
4,000	California St Vet, Ser CD (AMT)	4.600	12/01/32	3,012,640
1,500	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (c)	5.125	04/01/37	1,067,430
2,700	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/30	2,295,351
3,750	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/35	3,064,875
2,000	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	2,084,740
3,360	California Statewide Cmnty Dev Auth Rev Sutter Hlth, Ser A	5.000	11/15/43	2,994,701
595	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	438,920
1,750	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser A (NATL Insd)	5.000	09/01/33	1,439,935
3,000	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser B (NATL Insd)	5.000	03/01/33	2,473,200

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (NATL Insd)	*	01/15/17	$1,114,000
10,750	Foothill/Eastern Corridor Agy CA Toll Rd Rev Sr Lien, Ser A (d)	*	01/01/23	6,011,077
3,000	Fremont, CA Uni Sch Dist, Ser A (NATL Insd)	5.000%	08/01/25	2,903,730
3,165	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	2,658,410
9,515	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	5,710,427
4,000	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced, Ser A	5.000	06/01/45	3,225,600
1,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/37	731,590
2,580	Los Angeles, CA Dept Wtr & Pwr, Ser A (NATL Insd)	5.125	07/01/40	2,523,111
1,800	Los Angeles, CA Uni Sch Dist, Ser D	5.000	07/01/22	1,860,372
2,500	Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth, Ser A	5.000	01/01/34	2,524,200
1,500	Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth, Ser B1 (NATL Insd)	5.000	10/01/33	1,509,420
660	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	5.500	03/01/18	571,732

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,500	Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj, Ser A (NATL Insd)	5.500%	11/01/35	$3,287,340
3,400	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	2,392,376
2,400	Rancho Mirage, CA Jt Pwr Fin Auth Rev Eisenhower Med Ctr, Ser A	5.000	07/01/47	2,003,808
1,850	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg 2nd, Ser A-4 (AMT) (b)	6.500	05/01/19	1,949,918
1,000	Santa Clara Cnty, CA Brd Ed Ctf Partn Rfdg (NATL Insd)	5.000	04/01/25	968,270
3,000	Temecula, CA Redev Agy Tax Temecula Redev Proj No 1 (NATL Insd)	5.250	08/01/36	2,453,910
4,700	Tobacco Sec Auth Northn CA Tob Settlement Rev, Ser A-1	5.375	06/01/38	2,955,877
3,550	Tobacco Sec Auth Northn CA Tob Settlement Rev, Ser A-1	5.500	06/01/45	2,050,941
3,800	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.000	06/01/37	2,294,858
9,650	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125	06/01/46	5,202,991
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	1,141,504
3,250	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	3,182,758

				125,513,394

	Colorado 3.1%
2,000	Aurora, CO Ctf Partn (AMBAC Insd) (Prerefunded @ 12/01/10)	5.500	12/01/30	2,129,400

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$3,405	Colorado Ed & Cultural Fac Auth Rev Impt Charter Sch Rfdg (Syncora Gtd)	5.250%	12/01/23	$3,134,132
800	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	611,464
600	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	415,398
7,300	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser 2999 (FSA Insd) (a)	5.000	09/01/36	7,161,811
1,125	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,271,104
1,400	Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth Fac Auth Hosp, Ser A (FSA Insd)	5.200	03/01/31	1,401,106
1,805	Lakewood, CO Ctf Part (AMBAC Insd) (Prerefunded @12/01/10)	5.300	12/01/16	1,919,762
985	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (e)	5.900	10/01/37	673,632
1,200	North Range, CO Met Dist No 2 Ltd Tax	5.500	12/15/37	646,644
2,050	Salida, CO Hosp Dist Rev	5.250	10/01/36	1,270,200

				20,634,653

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut 1.8%
$7,500	Connecticut St Hsg Fin Auth Hsg Mtg Fin Pg Sub, Ser B-2 (AMT)	5.100%	05/15/38	$6,926,100
3,580	Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt, Ser A (ACA Insd) (AMT)	6.600	07/01/24	2,778,689
1,000	Hartford, CT Pkg Sys Rev, Ser A (Prerefunded @ 7/01/10)	6.500	07/01/25	1,055,040
1,925	Mashantucket Western Pequot Tribe CT 2006 Sub Spl Rev Bd, Ser A (c)	5.500	09/01/36	933,567

				11,693,396

	District of Columbia 1.8%
1,150	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/29	1,172,810
2,350	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/34	2,341,575
6,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (FSA Insd)	5.500	10/01/41	6,178,440
2,000	District of Columbia Rev Friendship Pub Charter Sch Inc (ACA Insd)	5.750	06/01/18	1,711,200
5	District of Columbia, Ser E (FSA Insd)	6.000	06/01/13	5,020
1,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	942,440

				12,351,485

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida 32.3%
$1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.250%	11/15/17	$858,950
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	714,030
500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	347,500
340	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	215,971
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	155,600
4,960	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	5.000	04/01/34	3,933,677
1,780	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,402,017
1,000	Broward Cnty, FL Hsg Fin Auth Multi-Family Hsg Rev Pembroke Pk Apts Proj (AMT)	5.650	10/01/28	989,530
1,500	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	1,021,200
555	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	575,357
1,250	Florida Agric & Mechanical Univ Rev Student Apt Fac (NATL Insd)	6.500	07/01/23	1,250,987
235	Florida Hsg Fin Agy Homeownership Mtg, Ser B (AMT)	8.595	11/01/18	264,058
2,750	Florida Hsg Fin Agy Hsg Willow Lake Apts, Ser J-1 (AMBAC Insd) (AMT)	5.350	07/01/27	2,379,520

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$375	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 4 (FSA Insd) (AMT)	6.250%	07/01/22	$387,319
1,000	Florida Hsg Fin Corp Rev Hsg Wentworth II Apts, Ser A (AMBAC Insd) (AMT)	5.375	11/01/29	975,220
8,475	Florida Ports Fin Comm Rev St Trans Tr Fd Intermodal Pgm (NATL Insd) (AMT)	5.500	10/01/29	8,087,099
2,000	Florida Ports Fin Comm Rev St Trans Tr Fd (NATL Insd) (AMT)	5.375	06/01/27	1,906,140
15,000	Florida St Brd Ed Pub Ed Cap Outlay, Ser D (a)	4.750	06/01/35	14,443,875
12,775	Florida St Brd of Ed Cap Outlay Pub Ed Rfdg, Ser D	5.750	06/01/22	13,230,173
4,500	Florida St Brd of Ed Cap Outlay Pub Ed, Ser C (FGIC Insd) (Prerefunded @ 6/01/10)	5.750	06/01/29	4,747,320
2,000	Florida St Brd of Ed Lottery Rev, Ser A (NATL Insd)	5.250	07/01/17	2,047,500
7,295	Florida St Dept Trans Tpk Rev, Ser A (a)	5.000	07/01/29	7,384,072
1,500	Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Preservtn 2000, Ser A (AMBAC Insd)	5.000	07/01/11	1,501,920
2,000	Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Preservtn 2000, Ser A (NATL Insd)	5.250	07/01/12	2,025,520
1,910	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/26	1,940,140

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,935	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000%	07/01/27	$1,951,544
2,100	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	2,105,912
2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/32	2,464,688
1,475	Florida St Tpk Auth Tpk Rev Dept Trans, Ser B	5.000	07/01/30	1,473,038
1,635	Fort Myers, FL Util Rev Rfdg, Ser A (NATL Insd)	5.500	10/01/24	1,653,067
365	Gainesville, FL Util Sys Rev (d)	8.125	10/01/14	419,148
1,000	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser B (e)	5.100	05/01/14	463,900
500	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.650	12/01/20	507,390
730	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.750	12/01/20	735,898
1,000	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.800	12/01/20	1,035,080
2,610	Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg, Ser A	5.250	06/01/26	2,310,555
1,270	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	648,335
750	Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (FSA Insd)	5.000	03/01/15	773,775
750	Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (FSA Insd)	5.000	09/01/15	773,280
1,450	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	1,314,512

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$3,260	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500%	10/01/38	$2,970,007
14,150	Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj	5.250	10/01/41	11,131,663
1,100	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)	5.000	12/01/34	1,113,321
1,225	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	1,241,721
2,745	Hillsborough Cnty, FL Port Dist Rev Tampa Port Auth Proj, Ser A (NATL Insd) (AMT)	5.375	06/01/27	2,616,177
9,800	Hillsborough Cnty, FL Solid Waste & Res Recovery Rev, Ser A (BHAC Insd) (AMT)	4.500	09/01/34	8,053,738
1,380	Hollywood, FL Cmnty Redev Agy Beach Cra	5.625	03/01/24	1,233,734
7,000	Lakeland, FL Elec & Wtr Rev (d)	*	10/01/13	6,437,690
2,230	Lakeland, FL Elec & Wtr Rev (d)	5.750	10/01/19	2,410,675
5,105	Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys Rfdg	5.000	11/15/25	4,501,027
1,000	Lee Cnty, FL Arpt Rev, Ser A (FSA Insd) (AMT)	5.750	10/01/22	1,008,140
1,080	Lee Cnty, FL Hsg Fin Auth Single Family Mtg Rev Multi-Cnty Pgm, Ser A (GNMA Collateralized) (AMT)	5.000	03/01/39	992,650

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,400	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Shell PT/Alliance Oblig Group	5.125%	11/15/36	$1,493,832
1,000	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.375	06/15/37	586,740
1,010	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 02/19/08, Cost $1,010,000) (f)	6.800	05/01/38	750,743
650	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 02/19/08, Cost $650,000) (f)	6.900	05/01/17	588,471
2,400	Marion Cnty, FL Hosp Dist Rev Hlth Sys Munroe Reg Impt & Rfdg	5.000	10/01/34	1,812,552
1,500	Miami Beach, FL Stormwtr Rev (NATL Insd)	5.250	09/01/25	1,512,570
1,460	Miami Beach, FL Stormwtr Rev (NATL Insd)	5.750	09/01/14	1,531,467
1,045	Miami Beach, FL Stormwtr Rev (NATL Insd)	5.750	09/01/15	1,096,153
3,200	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.000	10/01/38	2,699,808
2,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/27	1,890,140
4,720	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	4,196,505

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$870	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser B (NATL Insd)	5.450%	10/01/15	$888,862
3,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser B (NATL Insd)	5.750	10/01/29	3,031,680
2,000	Miami-Dade Cnty, FL Aviation Rev, Ser A (FSA Insd) (AMT)	5.000	10/01/33	1,719,100
2,000	Miami-Dade Cnty, FL Aviation, Ser A (FSA Insd) (AMT)	5.125	10/01/35	1,736,680
905	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	678,623
3,860	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	4,167,565
1,000	Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)	*	10/01/12	917,720
1,000	Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)	*	10/01/13	883,100
20	Orange Cnty, FL Hlth Fac Auth Hosp Hlthcare, Ser E (Prerefunded @ 10/01/09)	6.000	10/01/26	20,385
2,475	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	1,648,152
1,000	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 06/19/95, Cost $1,000,000) (f)	7.000	10/01/25	1,032,390
1,500	Orlando & Orange Cnty Expwy Auth FL Expwy Rev Jr Lien (NATL Insd)	5.000	07/01/28	1,500,195

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$890	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (g)	2.000/6.125%	05/01/35	$478,197
1,650	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	1,274,839
1,000	Palm Beach Cnty, FL Sch Brd Ctf Partn, Ser A (FGIC Insd) (Prerefunded @ 8/01/10)	5.875	08/01/21	1,063,480
4,000	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	4,416,000
525	Pembroke Pines, FL Cons Util Sys Rev (FGIC Insd) (d)	6.250	09/01/11	553,376
1,500	Pensacola, FL Arpt Rev Rfdg, Ser A (NATL Insd) (AMT)	6.000	10/01/12	1,532,535
1,565	Pensacola, FL Arpt Rev Rfdg, Ser A (NATL Insd) (AMT)	6.125	10/01/18	1,576,972
500	Polk Cnty, FL Sch Brd Ctf Partn Master Lease, Ser A (FSA Insd)	5.500	01/01/25	511,080
2,000	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (NATL Insd)	5.000	07/01/33	1,638,300
4,675	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	4,769,529
880	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	456,641
1,000	Saint Johns Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.250	01/01/26	716,110
1,500	Saint Johns Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.375	01/01/40	962,640

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,000	Saint Lucie Cnty, FL Sch Brd Ctf, Ser A (FSA Insd)	5.000%	07/01/21	$2,036,280
750	Saint Lucie Cnty, FL Sch Brd Ctf, Ser A (FSA Insd)	5.000	07/01/23	758,685
600	Seminole Tribe, FL Spl Oblig Rev, Ser A (c)	5.250	10/01/27	513,300
1,405	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	796,199
1,000	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/28	919,680
2,800	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	1,616,776
500	Split Pine Cmnty Dev Dist FL Spl Assmt, Ser A	5.250	05/01/39	278,470
1,250	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	1,055,138
1,000	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj	6.375	12/01/30	976,560
1,000	Tallahassee, FL Lease Rev FL St Univ Proj, Ser A (NATL Insd)	5.500	08/01/17	1,048,200
1,115	Tallahassee, FL Lease Rev FL St Univ Proj, Ser A (NATL Insd)	5.500	08/01/19	1,158,284
300	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	219,156
3,170	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	2,176,554
3,500	Village Ctr Cmnty Dev Dist FL Recreational Rev, Ser A (NATL Insd)	5.125	11/01/36	2,835,000

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,000	Village Ctr Cmnty Dev Dist FL Recreational Rev, Ser A (NATL Insd)	5.200%	11/01/25	$897,470
1,000	Village Ctr Cmnty Dev Dist FL Util Rev (FGIC Insd) (d)	6.000	11/01/18	1,208,700
2,000	Village Ctr Cmnty Dev Dist FL Util Rev (NATL Insd)	5.250	10/01/23	1,868,880
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	936,440
3,000	West Orange Hlthcare Dist FL, Ser A	5.800	02/01/31	2,710,500
820	West Palm Beach, FL Cmnty Redev Agy Northwood - Pleasant Cmnty Redev, Ser A	5.000	03/01/35	698,435
750	World Comm Cmnty Dev Dist FL Spl Assmt (g)	2.000/5.500	05/01/38	293,813

				216,461,012

	Georgia 3.8%
5,250	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (FSA Insd) (a)	5.000	01/01/33	5,230,575
1,850	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/27	1,851,202
2,000	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/28	2,002,820
1,850	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/29	1,839,085
564	Fulton Cnty, GA Lease Rev (Acquired 12/23/94, Cost $563,645) (f)	7.250	06/15/10	579,461

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$1,500	George L Smith II GA World Congress Cent Auth Rev Domed Stadium Proj Rfdg (NATL Insd) (AMT)	5.500%	07/01/20	$1,446,285
2,635	Georgia Muni Elec Auth Pwr Rev, Ser A (NATL Insd)	6.500	01/01/20	3,046,719
5,575	Georgia Muni Elec Auth Pwr Rev, Ser Y (NATL Insd)	6.500	01/01/17	6,363,305
240	Georgia Muni Elec Auth Pwr Rev, Ser Y (NATL Insd)	6.500	01/01/17	283,970
85	Georgia Muni Elec Auth Pwr Rev, Ser Y (NATL Insd) (Prerefunded @ 1/01/14)	6.500	01/01/17	102,509
2,400	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	2,424,024

				25,169,955

	Idaho 0.6%
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	1,089,040
1,500	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,587,525
1,305	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (e)	6.125	11/15/27	977,341

				3,653,906

	Illinois 12.1%
1,910	Bartlett, IL Tax Increment Rev Rfdg Sr Lien Quarry Redev Proj	5.600	01/01/23	1,331,805
1,130	Chicago, IL Bal Proj & Rfdg (NATL Insd) (Prerefunded @ 1/01/11)	5.000	01/01/31	1,129,955

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,000	Chicago, IL Brd Ed (FGIC Insd) (Prerefunded @ 12/01/10)	5.500%	12/01/31	$2,130,340
5,775	Chicago, IL Brd Ed Rfdg, Ser C (FSA Insd) (a)	5.000	12/01/27	5,966,066
5,900	Chicago, IL Brd Ed Rfdg, Ser C (FSA Insd)	5.000	12/01/27	6,095,172
4,400	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien (AGC Insd) (a)	5.250	01/01/24	4,505,622
11,500	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien (AGC Insd) (a)	5.250	01/01/25	11,756,968
1,000	Chicago, IL O’Hare Intl Arpt Rev Second Lien Passenger Fac, Ser B (AMBAC Insd)	5.500	01/01/16	1,037,460
2,000	Chicago, IL O’Hare Intl Arpt Rev Second Lien Passenger Fac, Ser B (AMBAC Insd)	5.500	01/01/17	2,067,880
5,700	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (a)	5.000	01/01/33	5,501,640
685	Chicago, IL Rfdg, Ser B (AMBAC Insd)	5.125	01/01/15	762,693
3,500	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	3,707,253
3,500	Du Page Cnty, IL Fst Presv Dist	*	11/01/10	3,447,885
2,310	Illinois Dev Fin Auth Rev Adventist Hlth, Ser A (NATL Insd)	5.500	11/15/13	2,437,812
2,500	Illinois Dev Fin Auth Rev Adventist Hlth, Ser A (NATL Insd)	5.500	11/15/15	2,628,300

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,860	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500%	10/01/22	$1,886,579
400	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	282,384
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	895,750
3,500	Illinois Fin Auth Rev Northwestern Mem Hosp, Ser A (a)	5.375	08/15/24	3,608,150
2,000	Illinois Fin Auth Rev Northwestern Mem Hosp, Ser A (a)	5.750	08/15/30	2,070,920
4,500	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	4,054,590
2,885	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	3,041,454
4,500	Illinois Fin Auth Rev Sherman Hlth Sys 2007, Ser A	5.500	08/01/37	3,412,665
1,330	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,151,940
1,250	Illinois Hlth Fac Auth Rev Evangelical Hosp, Ser C (FSA Insd)	6.750	04/15/17	1,512,537
2,275	Illinois Hlth Fac Auth Rev South Suburban Hosp (d)	7.000	02/15/18	2,753,160
285	Illinois St (NATL Insd)	5.250	12/01/20	285,698
775	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	593,394

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,500	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2006-113 Cannonball/Beecher	5.750%	03/01/28	$1,073,700

				81,129,772

	Indiana 2.4%
2,200	Indiana Fin Auth Hosp Rev Deaconess Hosp Oblig, Ser A	6.750	03/01/39	2,246,464
5,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Credit (a)	5.000	11/15/36	5,461,456
4,000	Indiana Hlth Fac Fin Auth Rev Deaconess Hosp, Ser A (AMBAC Insd)	5.375	03/01/34	3,486,400
2,500	Indiana St Fin Auth Environmental Fac Rev Ind Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	2,520,150
1,280	North Adams, IN Cmnty Sch Renovation Bldg Corp Cap Apprec First Mtg (FSA Insd)	*	01/15/19	879,859
1,500	Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)	5.950	12/01/29	1,311,315
500	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (c)	5.750	09/01/42	356,555

				16,262,199

	Iowa 1.5%
1,685	Des Moines, IA Pub Pkg Sys, Ser A (NATL Insd)	5.750	06/01/15	1,736,865
1,785	Des Moines, IA Pub Pkg Sys, Ser A (NATL Insd)	5.750	06/01/16	1,839,942

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (continued)
$500	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950%	08/01/37	$345,150
500	Sibley, IA Hlthcare Fac Rev Osceola Cmnty Hosp Proj	6.000	12/01/37	345,705
1,410	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	843,321
5,950	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.500	06/01/42	3,559,052
2,250	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.625	06/01/46	1,355,850

				10,025,885

	Kansas 1.9%
2,100	Burlington, KS Environmental Impt Rev KC Pwr LT Rfdg, Ser B (Syncora Gtd) (b)	5.000	12/01/23	2,136,309
3,800	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	3,826,030
850	Labette Cnty, KS Hosp Rev Rfdg & Impt, Ser A	5.750	09/01/37	713,345
1,250	Lenexa, KS Hlthcare Fac Rev Rfdg & Impt	5.500	05/15/39	922,913
3,300	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	2,571,129
1,650	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	1,114,047

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas (continued)
$700	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser B	5.125%	05/15/42	$482,720
1,075	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	777,870

				12,544,363

	Kentucky 1.7%
2,300	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	2,400,096
2,470	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	2,665,031
2,780	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	2,992,948
3,915	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	3,433,612

				11,491,687

	Louisiana 1.4%
1,482	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	1,160,243
2,300	Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg, Ser A (GNMA Collateralized) (AMT)	5.375	10/20/39	2,271,020
3,100	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	3,520,763

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$2,750	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250%	11/01/37	$2,719,007

				9,671,033

	Maryland 1.4%
1,050	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125	01/01/36	768,274
1,535	Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev, Ser H (AMT)	5.100	09/01/37	1,441,979
2,500	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000	06/01/40	2,051,400
2,750	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	2,391,565
2,250	Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt, Ser B (AMBAC Insd) (AMT)	5.125	03/01/24	2,129,310
1,175	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	832,088

				9,614,616

	Massachusetts 3.5%
350	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	218,670
750	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	445,463
7,000	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser B (a)	5.000	10/01/38	7,183,645

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$395	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant (Prerefunded @ 1/01/12)	6.000%	07/01/31	$396,797
35	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C	5.750	07/01/32	35,494
4,435	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	3,646,856
5,740	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AMBAC Insd) (a)	4.500	08/15/35	5,332,546
3,850	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (FSA Insd) (a)	5.000	08/15/30	3,916,124
1,800	Massachusetts St Wtr Res Auth, Ser B	5.000	08/01/22	1,996,488

				23,172,083

	Michigan 5.1%
3,015	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (e)	*	07/01/17	1,990,684
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (e)	*	07/01/18	1,874,774
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (e)	*	07/01/19	1,737,066
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (e)	*	07/01/22	1,401,078

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (e)	*	07/01/23	$1,297,135
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (e)	*	07/01/24	1,200,572
3,925	Detroit, MI Sew Disp Rev Sr Lien Rfdg, Ser C-1 (FSA Insd)	7.000%	07/01/27	4,478,229
3,500	Grand Rapids, MI Downtown Dev Cap Apprec (NATL Insd)	*	06/01/15	2,785,335
2,765	Grand Rapids, MI Downtown Dev Cap Apprec (NATL Insd)	*	06/01/16	2,075,215
1,760	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	6.000	07/01/35	1,264,736
1,350	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	1,383,318
600	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	621,096
2,500	Michigan St Strategic Fd Detroit Edison Pollutn Ctl Rfdg (AMBAC Insd) (b)	4.850	09/01/30	2,496,950
1,000	Michigan St Strategic Fd Detroit Edison Polutnl Ctl Rfdg, Ser B (AMT)	5.650	09/01/29	896,090
2,250	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser A (Syncora Gtd) (AMT)	5.500	06/01/30	1,967,130
2,500	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	2,133,325

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$7,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000%	06/01/48	$4,240,600

				33,843,333

	Minnesota 1.5%
1,380	Annandale, MN Econ Dev Auth Sr Hsg & Hlthcare Rev Annandale Care Ctr Proj, Ser A	5.900	11/01/37	1,005,247
525	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	405,321
1,000	Meeker Cnty, MN Gross Rev Hosp Fac Mem Hosp Proj	5.750	11/01/37	825,270
2,750	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	2,949,787
1,850	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,971,897
50	Minnesota Agric & Econ Dev Brd Rev Hlthcare Sys (NATL Insd)	5.750	11/15/26	49,083
300	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	259,845
775	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/33	640,483
2,200	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	1,809,808

				9,916,741

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri 2.5%
$245	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625%	06/01/27	$222,776
1,700	Cass Cnty, MO Hosp Rev	5.625	05/01/38	1,340,824
1,250	Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj	5.500	02/01/35	984,112
1,625	Jefferson Cnty, MO Reorg Sch Dist No R-6 (FGIC Insd)	5.625	03/01/20	1,666,307
2,500	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/26	1,834,625
1,000	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/31	705,960
1,265	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	1,126,040
1,250	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.375	09/01/21	1,137,362
975	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	770,387
2,335	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	1,705,251
900	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	702,558

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$2,765	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550%	07/01/29	$2,334,351
3,195	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	2,508,139

				17,038,692

	Nebraska 0.4%
2,615	Omaha Pub Dist NE Elec Rev Sub Sys, Ser A (a)	5.000	02/01/34	2,616,817

	Nevada 3.0%
3,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	2,428,410
70	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	54,927
3,500	Clark Cnty, NV Indl Dev Southwest Gas Corp Proj, Ser D1 (NATL Insd) (AMT)	5.250	03/01/38	2,799,650
4,020	Nevada Hsg Div Single Family Mtg Rev, Ser A (GNMA Collateralized) (AMT)	5.875	04/01/38	4,105,786
4,300	Nevada St Cap Impt & Cultural Affairs, Ser C (a)	5.000	06/01/22	4,391,805
3,300	Nevada St Cap Impt & Cultural Affairs, Ser C (a)	5.000	06/01/23	3,363,542
3,460	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	2,834,190

				19,978,310

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Hampshire 0.6%
$1,000	New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch (Prerefunded @ 7/01/10)	7.000%	07/01/30	$1,074,080
750	New Hampshire St Business Fin Auth Pollutn Ctl Rev the Utd Illum Rfdg, Ser A (AMT) (b)	6.875	12/01/29	798,075
1,050	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	1,080,849
900	New Hampshire St Business Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300	05/01/22	900,549

				3,853,553

	New Jersey 6.9%
375	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev The Evergreens Proj	5.625	01/01/38	255,071
1,940	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/34	1,570,760
25,000	New Jersey Econ Dev Auth St Contract Econ Recovery (NATL Insd) (e)	5.900	03/15/21	30,356,750
2,000	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	1,472,320
2,300	New Jersey Hlthcare Fac Fin Auth Rev Saint Peters Univ Hosp Oblig	5.750	07/01/37	1,884,459
2,095	New Jersey St Trans Tr Fd Auth Trans Sys, Ser A	5.750	06/15/17	2,408,412
4,500	Tobacco Settlement Fin Corp NJ, Ser 1-A	4.750	06/01/34	2,624,895

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$10,810	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000%	06/01/41	$5,852,642

				46,425,309

	New Mexico 0.5%
1,250	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,275,475) (f)	5.500	09/01/23	1,292,988
2,050	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	2,188,016

				3,481,004

	New York 13.6%
4,000	Metropolitan Trans Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/28	4,151,080
2,500	Metropolitan Trans Auth NY Rev Rfdg, Ser A (NATL Insd)	5.250	11/15/31	2,506,525
2,400	New York City Hsg Dev Corp Mulit-Family Hsg Rev, Ser E1 (AMT)	5.350	11/01/37	2,311,848
3,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	2,720,280
8,450	New York City Mun Fin Auth Wtr & Swr Rev, Ser AA (a)	5.000	06/15/22	9,126,000
16,930	New York City Trans Auth Trans Fac Livingston Plaza Proj Rfdg, Ser 1993 (FSA Insd) (d)	5.400	01/01/18	19,525,030
2,800	New York City Trans Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	2,804,060
7,225	New York, NY Sub, Ser I-1 (a)	5.000	02/01/26	7,405,986

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,500	New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm, Ser A (FSA Insd)	5.500%	05/15/25	$2,502,225
2,680	New York St Dorm Auth Rev City Univ Sys, Ser C	7.500	07/01/10	2,802,610
3,000	New York St Dorm Auth Rev Hosp (NATL Insd)	5.000	08/01/33	2,987,940
3,000	New York St Dorm Auth Rev Non St Supported Debt Sch Dist Fin Prog, Ser C (AGL Insd)	5.000	10/01/24	3,098,850
2,840	New York St Loc Assistance Corp Rfdg, Ser E	6.000	04/01/14	3,157,427
2,800	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	2,950,738
3,100	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	3,244,491
1,500	New York St Urban Dev Corp Rev Correctional Fac Rfdg	5.500	01/01/13	1,576,710
6,050	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	6,122,267
6,050	Port Auth NY & NJ, Ser 1546 (a)	5.000	10/01/35	6,122,267
3,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/22	2,760,900
3,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/25	2,678,280
950	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (c)	5.000	12/01/23	711,702

				91,267,216

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina 4.8%
$4,000	North Carolina Eastern Muni Pwr Agy Pwr Sys Rev, Ser D	6.750%	01/01/26	$4,064,960
1,350	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	976,482
25,000	North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (NATL Insd)	6.000	01/01/12	27,248,000

				32,289,442

	North Dakota 0.2%
410	North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm Home Mtg Fin, Ser B (NATL Insd) (AMT)	5.500	07/01/29	404,949
1,500	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125	07/01/29	1,175,940

				1,580,889

	Ohio 9.5%
8,055	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	5,207,638
4,770	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	3,360,560
5,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/47	2,870,650
450	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	325,129
2,000	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	2,028,580

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Delaware Cnty, OH Cap Fac (Prerefunded @ 12/01/10)	6.000%	12/01/25	$1,082,150
1,000	Lorain Cnty, OH Hosp Rev Catholic Hlthcare, Ser S	5.375	10/01/30	985,630
4,525	Lorain Cnty, OH Hosp Rev Fac Catholic (FSA Insd) (a)	5.000	02/01/24	4,710,480
4,500	Lorain Cnty, OH Hosp Rev Fac Catholic (FSA Insd) (a)	5.000	02/01/24	4,684,410
4,800	Lorain Cnty, OH Hosp Rev Rfdg Catholic (FSA Insd) (a)	5.000	04/01/24	4,996,752
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C (FSA Insd) (a)	5.000	10/01/41	1,521,544
2,370	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	2,439,915
1,465	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	1,495,164
8,000	Ohio St Air Quality Dev Auth Rev Dayton Pwr (BHAC Insd) (AMT) (a)	4.800	09/01/36	7,438,960
2,500	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625	06/01/18	2,555,450
1,000	Ohio St Higher Ed Fac Commn Rev Hosp Univ Hosp Hlth Sys Inc, Ser A (BHAC Insd)	5.250	01/15/46	1,010,420
3,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	3,089,220
5,475	Ohio St Hsg Fin Agy Residential Mtg Rev Bkd Secs Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.400	03/01/33	5,424,329

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$3,110	Ohio St Hsg Fin Agy Residential Mtg Rev Bkd Secs Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.300%	09/01/28	$3,084,078
3,780	Ohio St Hsg Fin Agy Residential Mtg Rev Bkd Secs Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	3,826,229
1,500	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg First Energy, Ser A (b)	5.875	06/01/33	1,560,375

				63,697,663

	Oklahoma 0.8%
2,175	Chickasaw Nation, OK Hlth Sys (c)	6.250	12/01/32	1,850,511
1,500	Jenks, OK Aquarium Auth Rev First Mtg (NATL Insd) (Prerefunded @ 7/01/10)	6.100	07/01/30	1,593,165
1,575	Oklahoma City, OK Arpt Tr Jr Lien 27th, Ser B (FSA Insd) (AMT)	5.750	07/01/16	1,592,278

				5,035,954

	Oregon 0.3%
1,985	Portland, OR Urban Renewal & Redev Downtown Wtrfront, Ser A (AMBAC Insd)	5.750	06/15/16	2,048,560

	Pennsylvania 1.5%
2,750	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000	11/15/28	1,764,702
230	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd)	5.500	12/01/30	233,721

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$875	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.250%	02/01/35	$574,980
1,550	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	1,451,715
1,600	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 94-A (AMT)	5.100	10/01/31	1,544,288
2,000	Pennsylvania St Tpk Com Tpk Rev Sub, Ser A (AGL Insd)	5.000	06/01/39	1,996,780
1,000	Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj, Ser A (NATL Insd) (AMT)	5.125	07/01/19	977,550
1,355	Ridley Park, PA Hosp Auth Rev Taylor Hosp, Ser A (d)	6.000	12/01/13	1,484,497

				10,028,233

	Rhode Island 0.5%
1,100	Rhode Island Hsg & Mtg Fin Corp Homeownership Oppty, Ser 57-B (AMT)	5.350	10/01/37	1,056,649
3,000	Tobacco Settlement Fin Corp, Ser A	6.250	06/01/42	2,324,550

				3,381,199

	South Carolina 5.2%
2,375	Berkeley Cnty, SC Sch Dist Ctf Partn Berkeley Sch Fac Grp Inc (NATL Insd) (d)	5.250	02/01/16	2,759,346
3,375	Charleston Ed Excellence Fin Corp SC Rev (a)	5.250	12/01/25	3,469,854
10,125	Charleston Ed Excellence Fin Corp SC Rev (a)	5.250	12/01/26	10,459,935

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$1,840	Myrtle Beach, SC Hospitality Fee Rev, Ser A (NATL Insd)	5.375%	06/01/21	$1,883,516
1,935	Myrtle Beach, SC Hospitality Fee Rev, Ser A (NATL Insd)	5.375	06/01/22	1,970,004
1,400	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.300	10/01/36	905,072
3,000	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	2,816,340
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500	02/01/38	1,002,930
4,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	4,539,735
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,367,463
750	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	552,255
1,395	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	1,394,916

				35,121,366

	South Dakota 0.6%
2,250	Deadwood, SD Ctf Partn (ACA Insd)	6.375	11/01/20	2,277,022

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Dakota (continued)
$1,000	South Dakota St Hlth & Ed Fac Auth Rev Children’s Care Hosp Rfdg (Prerefunded @ 11/01/09)	6.125%	11/01/29	$1,024,360
565	South Dakota St Hlth & Ed Fac Auth Rev Vocational Ed Prog, Ser A (AMBAC Insd)	5.400	08/01/13	574,063

				3,875,445

	Tennessee 2.4%
4,345	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125	10/01/35	3,075,956
3,500	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	3,990,490
5,345	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	4,238,959
4,550	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (FSA Insd) (a)	5.250	09/01/27	4,666,730

				15,972,135

	Texas 18.0%
2,375	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	2,028,321
300	Brazos Cnty, TX Hlth Fac Dev Oblig Grp	5.375	01/01/32	257,913
1,000	Brazos Riv, TX Hbr Nav Dist Br Rfdg Dow Chemical	5.250	10/01/11	1,001,210

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,080	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750%	04/01/16	$1,119,096
1,875	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	2,019,712
2,200	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	2,349,974
4,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	3,914,240
1,050	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	1,052,131
2,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	2,003,220
4,000	Dallas-Fort Worth, TX Intl Arpt Rev, Ser A (NATL Insd) (AMT)	5.750	11/01/30	3,999,480
7,960	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	7,760,841
1,500	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	1,449,345
1,200	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	1,301,412
1,000	Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare, Ser A (Prerefunded @ 6/01/11)	6.375	06/01/29	1,110,670
1,000	Harris Cnty, TX Sr Lien Toll Rd, Ser A (a)	5.000	08/15/32	1,007,050
1,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (FSA Insd) (AMT)	5.625	07/01/30	974,170

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$5,105	Houston, TX Hotel Occupancy Tax & Spl Rev Convention & Entmt, Ser B (AMBAC Insd)	5.750%	09/01/15	$5,336,818
12,800	Houston, TX Util Sys Rev Rfdg Comb First Lien, Ser A (FSA Insd) (a)	5.000	11/15/36	12,667,712
5,025	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	5,000,629
1,650	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/32	1,243,787
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	907,050
1,825	MC Lennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,897,489
1,410	Mesquite, TX Hlth Fac Dev Retirement Fac Christian Care Ctr	5.625	02/15/35	1,037,605
1,500	Mesquite, TX Hlth Fac Dev Retirement Fac Christian Care Ctr (Prerefunded @ 2/15/10)	7.500	02/15/18	1,571,100
1,100	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.200	01/01/21	1,009,063
1,500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	1,266,705
1,500	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	1,553,505

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$5,750	North Central, TX Hlth Fac Dev Corp Rev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250%	08/15/32	$5,614,703
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,013,660
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,049,060
1,420	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,483,772
2,250	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (b)	6.000	01/01/38	2,370,240
4,300	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	4,170,699
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	802,650
4,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	3,148,446
8,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	6,518,960
650	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	526,643
4,900	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	5,252,604
4,000	Texas A & M Univ Revs Fin Sys, Ser A	5.000	05/15/28	4,244,520

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$8,700	Texas Commn Mobility Fd (a)	5.000%	04/01/28	$9,181,371
535	Texas St Pub Ppty Fin Corp Rev Mental Hlth & Retardation Rfdg (FSA Insd)	5.500	09/01/13	536,343
2,750	Texas St Vets Housing Assistance Pgm Vet, Ser B (FHA Gtd) (AMT)	6.100	06/01/31	2,753,080
1,500	Texas Wtr Dev Brd Rev St Revolving Fd Sr Lien, Ser B	5.250	07/15/17	1,525,200
4,900	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	3,855,075

				120,887,274

	Utah 0.3%
1,000	Utah Hsg Corp Single Family Mtg Rev, Ser E (AMT) (a)	5.250	01/01/39	941,550
1,100	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	800,679

				1,742,229

	Virginia 0.5%
750	Lexington, VA Indl Dev Auth Residential Care Fac Rev Mtg Kendal at Lexington, Ser A	5.500	01/01/37	506,753
750	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	548,820
800	Tobacco Settlement Fin Corp VA	5.500	06/01/26	895,048
2,000	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,682,580

				3,633,201

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington 3.3%
$2,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (FSA Insd)	5.500%	07/01/18	$2,683,825
5,360	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser B (FSA Insd)	6.000	07/01/16	5,957,158
1,000	Goat Hill Ppty WA Lease Rev Govt Office Bldg Proj (NATL Insd)	5.000	12/01/33	999,930
1,950	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	1,469,461
1,000	Port Seattle, WA Rev, Ser B (NATL Insd) (AMT)	5.625	02/01/24	1,001,870
1,435	Radford Ct Ppty WA Student Hsg Rev (NATL Insd)	6.000	06/01/15	1,497,953
1,585	Radford Ct Ppty WA Student Hsg Rev (NATL Insd)	6.000	06/01/16	1,654,534
1,000	Seattle, WA Muni Lt & Pwr Rev	5.625	12/01/18	1,039,990
3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	2,995,800
2,325	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 05/07/08, Cost $2,325,000) (f)	6.000	01/01/27	1,940,422
1,000	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/38	639,960

				21,880,903

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia 0.6%
$250	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Ctr Fin Dist, Ser A	5.625%	06/01/22	$213,697
1,290	Pleasants Cnty, WV Pollutn Ctl Rev Cnty Comm Allegheny Rfdg, Ser F	5.250	10/15/37	1,143,134
1,500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	1,384,170
1,695	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,522,873

				4,263,874

	Wisconsin 2.5%
510	Badger Tob Asset Sec Corp WI (Prerefunded @ 6/01/12)	6.375	06/01/32	576,045
2,000	Southeast WI Professional Baseball Pk Dist Sales Tax Rev Rfdg, Ser A (NATL Insd)	5.500	12/15/20	2,407,780
700	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	665,854
625	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	552,944
4,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	4,164,452
4,895	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	4,913,772
1,545	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,649,380

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$1,825	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Grp	6.625%	02/15/39	$1,893,456

				16,823,683

	Wyoming 0.2%
2,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	1,631,360

	Guam 0.1%
890	Guam Pwr Auth Rev, Ser A (AMBAC Insd)	5.250	10/01/34	773,633

	Puerto Rico 0.8%
1,000	Puerto Rico Indl Tourist Ed Med & Environmental Ctl Fac Fin Auth Higher Ed Rev	5.375	02/01/19	899,850
50	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	57,031
4,350	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (b)	5.000	08/01/39	4,424,429

				5,381,310

	U.S. Virgin Islands 0.6%
1,500	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,515,510
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A (ACA Insd) (Prerefunded @ 10/01/10)	6.125	10/01/29	1,072,280

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	U.S. Virgin Islands (continued)
$1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A (Prerefunded @ 10/01/10)	6.500%	10/01/24	$1,079,830

				3,667,620

Total Long-Term Investments 181.9% (Cost $1,294,169,366)				1,218,779,409
Total Short-Term Investments 2.1% (Cost $13,990,000)				13,990,000

Total Investments 184.0% (Cost $1,308,159,366)				1,232,769,409

Liability for Floating Rate Note Obligations Related to Securities Held (26.2%) (Cost ($175,255,000))
(175,255)	Notes with interest rates ranging from 0.29% to 1.06% at July 31, 2009 and contractual maturities of collateral ranging from 2022 to 2041 (h)			(175,255,000)

Total Net Investments 157.8% (Cost $1,132,904,366)				1,057,514,409

Other Assets in Excess of Liabilities 2.2%				14,585,140

Preferred Shares (including accrued distributions) (60.0%)				(402,058,056)

Net Assets Applicable to Common Shares 100.0%				$670,041,493

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	Escrowed to Maturity

(e)	Security has been deemed illiquid.

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

(f)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.9% of net assets applicable to common shares.

(g)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(h)	Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2009.
ACA — American Capital Access
AGC — AGC Insured Custody Certificates
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
Comwth — Commonwealth of Puerto Rico
FGIC — Financial Guaranty Insurance Co.
FHA — Federal Housing Administration
FSA — Financial Security Assurance Inc.
GNMA — Government National Mortgage Association
NATL—National Public Finance Guarantee Corp.
Syncora—Syncora Guarantee Inc.
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments – July 31, 2009 (Unaudited) continued

Level 1—	quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, Interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Trust’s investments carried at value:

	Level 1	Level 2	Level 3

			Significant
	Quoted	Other Significant	Unobservable
Investment Type	Prices	Observable Inputs	Inputs	Total

Assets
Municipal Bonds
Issued by states of the United States and Political Subdivisions of the United States	$—	$1,218,005,776	$—	$1,218,005,776
Issued by Foreign Governments	—	773,633	—	773,633
Short-Term Investments	—	13,990,000	—	13,990,000

Total Assets	$—	$1,232,769,409	$—	$1,232,769,409

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade Municipals

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	September 17, 2009